Annual Fund Operating Expenses	Feb. 27, 2026
WHITE OAK SELECT GROWTH FUND | WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.90%
PIN OAK EQUITY FUND | PIN OAK EQUITY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.95%
ROCK OAK CORE GROWTH FUND | ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.75%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.23%
RED OAK TECHNOLOGY SELECT FUND | RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.90%
BLACK OAK EMERGING TECHNOLOGY FUND | BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.05%
LIVE OAK HEALTH SCIENCES FUND | LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.04%

[1]	Oak Associates, ltd. (the “Adviser”) has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.